ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET	12 Months Ended
Dec. 31, 2021
ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET.
ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET

3.            ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET

The Group’s accounts receivable as of December 31, 2020 and 2021 are as follows:

		Allowance for
	Accounts	uncollectible	Accounts
As of December 31, 2020	receivable	Accounts receivable	receivable, net
Accounts receivable from loan facilitation service	151,004	(17,462)	133,542
Accounts receivable from post facilitation service	21,170	(3,958)	17,212
Accounts receivable from referral services	12,180	(1,836)	10,344
Total	184,354	(23,256)	161,098

		Allowance for
	Accounts	uncollectible	Accounts
As of December 31, 2021	receivable	Accounts receivable	receivable, net
Accounts receivable from loan facilitation service	502	(375)	127
Accounts receivable from post facilitation service	5,825	(1,683)	4,142
Accounts receivable from referral services	10,797	—	10,797
Total	17,124	(2,058)	15,066

The movement of allowance for uncollectible accounts receivables for the years ended December 31, 2019, 2020 and 2021 are as follows:

	Opening			Ending
	balance as of	Current	Write off in	balance as of
	January 1,	year net	the current	December 31,
	2019	provision	year	2019
Accounts receivable from loan facilitation service	77,152	171,602	(64,329)	184,425
Accounts receivable from post facilitation service	4,184	12,779	(16,690)	273
Total	81,336	184,381	(81,019)	184,698

	Opening			Ending
	balance as of	Current	Write off in	balance as of
	January 1,	year net	the current	December 31,
	2020	provision	year	2020
Accounts receivable from loan facilitation service	184,425	(102,832)	(64,131)	17,462
Accounts receivable from post facilitation service	273	33,241	(29,556)	3,958
Accounts receivable from referral services	—	1,836	—	1,836
Total	184,698	(67,755)	(93,687)	23,256

	Opening			Ending
	balance as of	Current	Write off in	balance as of
	January 1,	year net	the current	December 31,
	2021	provision	year	2021
Accounts receivable from loan facilitation service	17,462	(11,309)	(5,778)	375
Accounts receivable from post facilitation service	3,958	1,732	(4,007)	1,683
Accounts receivable from referral services	1,836	—	(1,836)	—
Total	23,256	(9,577)	(11,621)	2,058

3.           ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET - continued

The Group’s contract assets as of December 31, 2020 and 2021 are as follows:

		Allowance for
		Uncollectible	Contract assets,
As of December 31, 2020	Contract assets	Contract assets	net
Contract assets from loan facilitation service	2,714,861	(222,526)	2,492,335
Contract assets from post facilitation service	29,259	(10,045)	19,214
Contract assets from referral services	29,818	—	29,818
Total	2,773,938	(232,571)	2,541,367

		Allowance for
		Uncollectible	Contract assets,
As of December 31, 2021	Contract assets	Contract assets	net
Contract assets from loan facilitation service	3,097,872	(287,397)	2,810,475
Contract assets from post facilitation service	282,767	(26,457)	256,310
Contract assets from referral services	238,877	—	238,877
Total	3,619,516	(313,854)	3,305,662

The movement of allowance for uncollectible contract assets for the years ended December 31, 2019, 2020 and 2021 are as follows:

	Opening			Ending
	balance as of	Current	Write off in	balance as of
	January 1,	year net	the current	December 31,
	2019	provision	year	2019
Contract assets from loan facilitation service	758	8,895	(2,991)	6,662
Contract assets from post facilitation service	421	1,728	(1,918)	231
Total	1,179	10,623	(4,909)	6,893

	Opening			Ending
	balance as of	Current	Write off in	balance as of
	January 1,	year net	the current	December 31,
	2020	provision	year	2020
Contract assets from loan facilitation service	6,662	220,582	(4,718)	222,526
Contract assets from post facilitation service	231	11,217	(1,403)	10,045
Total	6,893	231,799	(6,121)	232,571

	Opening			Ending
	balance as of	Current	Write off in	balance as of
	January 1,	year net	the current	December 31,
	2021	provision	year	2021
Contract assets from loan facilitation service	222,526	157,708	(92,837)	287,397
Contract assets from post facilitation service	10,045	52,379	(35,967)	26,457
Total	232,571	210,087	(128,804)	313,854

3.           ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET - continued

The Group’s accounts receivable and contract assets generated from related parties and recorded in amounts due from related parties as of December 31, 2020 and 2021 are as follows:

	Accounts	Allowance for	Accounts
	receivable	uncollectible	receivable
	and contract	accounts receivable	and contract
As of December 31, 2020	assets	and contract assets	Assets, net

Accounts receivable from loan facilitation service	—	—	—
Accounts receivable from post facilitation service	—	—	—
Accounts receivable from referral services	1,004	—	1,004
Contract assets from loan facilitation service	82,528	(8,072)	74,456
Contract assets from post facilitation service	951	(227)	724
Total	84,483	(8,299)	76,184

	Accounts	Allowance for	Accounts
	receivable	uncollectible	receivable
	and contract	accounts receivable	and contract
As of December 31, 2021	assets	and contract assets	Assets, net

Accounts receivable from loan facilitation service	—	—	—
Accounts receivable from post facilitation service	—	—	—
Accounts receivable from referral services	—	—	—
Contract assets from loan facilitation service	953,846	(120,208)	833,638
Contract assets from post facilitation service	5,178	(1,809)	3,369
Total	959,024	(122,017)	837,007

3.           ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET - continued

The movement of allowance for uncollectible accounts receivables and contract assets generated from related parties and recorded in amounts due from related parties for the year ended December 31, 2020 and 2021 are as follows:

	Opening			Ending
	balance as of	Current	Write off in	balance as of
	January 1,	year net	the current	December 31,
	2020	provision	year	2020

Accounts receivable from loan facilitation service	9,648	30,215	(39,863)	—
Accounts receivable from post facilitation service	481	14,533	(15,014)	—
Contract assets from loan facilitation service	2,062	22,683	(16,673)	8,072
Contract assets from post facilitation service	144	7,639	(7,556)	227
Total	12,335	75,070	(79,106)	8,299

	Opening			Ending
	balance as of	Current	Write off in	balance as of
	January 1,	year net	the current	December 31,
	2021	provision	year	2021

Accounts receivable from loan facilitation service	—	—	—	—
Accounts receivable from post facilitation service	—	—	—	—
Contract assets from loan facilitation service	8,072	117,613	(5,477)	120,208
Contract assets from post facilitation service	227	6,482	(4,900)	1,809
Total	8,299	124,095	(10,377)	122,017

The principal of accounts receivable and contract assets by year of origination:

	2021	2020	2019	Total
As of December 31, 2021
Loan facilitation service	2,708,137	390,236	—	3,098,373
Post facilitation service	249,726	38,867	—	288,593
Referral Service	249,674	—	—	249,674
Total	3,207,537	429,103	—	3,636,640